Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:

	2019	2018

Short-term employee benefits	$21,225	$24,821
Share-based compensation(a)	12,034	12,796
Post-employment benefits	5,542	4,323
Termination benefits	272	860

Total	$39,073	$42,800

(a) Excludes deferred share units held by directors (see note 24).